Asset Quality - Aging Analysis of Past Due and Current Loans (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Financing Receivable, Past Due [Line Items]
Total loans	$ 106,541	$ 104,260
Accrued interest	459	456
Non-performing Loans
Financing Receivable, Past Due [Line Items]
Total loans	615	758
Current
Financing Receivable, Past Due [Line Items]
Total loans	105,607	103,206
30-59 Days Past Due
Financing Receivable, Past Due [Line Items]
Total loans	148	120
60-89 Days Past Due
Financing Receivable, Past Due [Line Items]
Total loans	72	86
90 and Greater Days Past Due
Financing Receivable, Past Due [Line Items]
Total loans	99	90
Total Past Due and Non-performing Loans
Financing Receivable, Past Due [Line Items]
Total loans	934	1,054
Total commercial loans
Financing Receivable, Past Due [Line Items]
Total loans	76,509	71,891
Accrued interest	338	322
Total commercial loans | Non-performing Loans
Financing Receivable, Past Due [Line Items]
Total loans	420	565
Total commercial loans | Commercial and Industrial
Financing Receivable, Past Due [Line Items]
Total loans	57,688	52,909
Total commercial loans | Commercial and Industrial | Non-performing Loans
Financing Receivable, Past Due [Line Items]
Total loans	256	322
Total commercial loans | Total commercial real estate loans
Financing Receivable, Past Due [Line Items]
Total loans	16,551	16,246
Total commercial loans | Total commercial real estate loans | Non-performing Loans
Financing Receivable, Past Due [Line Items]
Total loans	157	243
Total commercial loans | Real estate — commercial mortgage
Financing Receivable, Past Due [Line Items]
Total loans	13,707	13,310
Total commercial loans | Real estate — commercial mortgage | Non-performing Loans
Financing Receivable, Past Due [Line Items]
Total loans	157	243
Total commercial loans | Real estate — construction
Financing Receivable, Past Due [Line Items]
Total loans	2,844	2,936
Total commercial loans | Real estate — construction | Non-performing Loans
Financing Receivable, Past Due [Line Items]
Total loans	0	0
Total commercial loans | Commercial lease financing
Financing Receivable, Past Due [Line Items]
Total loans	2,270	2,736
Total commercial loans | Commercial lease financing | Non-performing Loans
Financing Receivable, Past Due [Line Items]
Total loans	7	0
Total commercial loans | Credit cards
Financing Receivable, Past Due [Line Items]
Total loans	205	212
Total commercial loans | Current
Financing Receivable, Past Due [Line Items]
Total loans	75,889	71,151
Total commercial loans | Current | Commercial and Industrial
Financing Receivable, Past Due [Line Items]
Total loans	57,336	52,473
Total commercial loans | Current | Total commercial real estate loans
Financing Receivable, Past Due [Line Items]
Total loans	16,293	15,950
Total commercial loans | Current | Real estate — commercial mortgage
Financing Receivable, Past Due [Line Items]
Total loans	13,450	13,018
Total commercial loans | Current | Real estate — commercial mortgage | Government National Mortgage Association (GNMA)
Financing Receivable, Past Due [Line Items]
Total loans	66	75
Total commercial loans | Current | Real estate — construction
Financing Receivable, Past Due [Line Items]
Total loans	2,843	2,932
Total commercial loans | Current | Commercial lease financing
Financing Receivable, Past Due [Line Items]
Total loans	2,260	2,728
Total commercial loans | Current | Real estate — residential mortgage | Government National Mortgage Association (GNMA)
Financing Receivable, Past Due [Line Items]
Total loans	6	7
Total commercial loans | 30-59 Days Past Due
Financing Receivable, Past Due [Line Items]
Total loans	88	53
Total commercial loans | 30-59 Days Past Due | Commercial and Industrial
Financing Receivable, Past Due [Line Items]
Total loans	38	48
Total commercial loans | 30-59 Days Past Due | Total commercial real estate loans
Financing Receivable, Past Due [Line Items]
Total loans	47	4
Total commercial loans | 30-59 Days Past Due | Real estate — commercial mortgage
Financing Receivable, Past Due [Line Items]
Total loans	47	4
Total commercial loans | 30-59 Days Past Due | Real estate — construction
Financing Receivable, Past Due [Line Items]
Total loans	0	0
Total commercial loans | 30-59 Days Past Due | Commercial lease financing
Financing Receivable, Past Due [Line Items]
Total loans	3	1
Total commercial loans | 60-89 Days Past Due
Financing Receivable, Past Due [Line Items]
Total loans	37	56
Total commercial loans | 60-89 Days Past Due | Commercial and Industrial
Financing Receivable, Past Due [Line Items]
Total loans	17	21
Total commercial loans | 60-89 Days Past Due | Total commercial real estate loans
Financing Receivable, Past Due [Line Items]
Total loans	20	29
Total commercial loans | 60-89 Days Past Due | Real estate — commercial mortgage
Financing Receivable, Past Due [Line Items]
Total loans	20	29
Total commercial loans | 60-89 Days Past Due | Real estate — construction
Financing Receivable, Past Due [Line Items]
Total loans	0	0
Total commercial loans | 60-89 Days Past Due | Commercial lease financing
Financing Receivable, Past Due [Line Items]
Total loans	0	6
Total commercial loans | 90 and Greater Days Past Due
Financing Receivable, Past Due [Line Items]
Total loans	75	66
Total commercial loans | 90 and Greater Days Past Due | Commercial and Industrial
Financing Receivable, Past Due [Line Items]
Total loans	41	45
Total commercial loans | 90 and Greater Days Past Due | Total commercial real estate loans
Financing Receivable, Past Due [Line Items]
Total loans	34	20
Total commercial loans | 90 and Greater Days Past Due | Real estate — commercial mortgage
Financing Receivable, Past Due [Line Items]
Total loans	33	16
Total commercial loans | 90 and Greater Days Past Due | Real estate — construction
Financing Receivable, Past Due [Line Items]
Total loans	1	4
Total commercial loans | 90 and Greater Days Past Due | Commercial lease financing
Financing Receivable, Past Due [Line Items]
Total loans	0	1
Total commercial loans | Total Past Due and Non-performing Loans
Financing Receivable, Past Due [Line Items]
Total loans	620	740
Total commercial loans | Total Past Due and Non-performing Loans | Commercial and Industrial
Financing Receivable, Past Due [Line Items]
Total loans	352	436
Total commercial loans | Total Past Due and Non-performing Loans | Total commercial real estate loans
Financing Receivable, Past Due [Line Items]
Total loans	258	296
Total commercial loans | Total Past Due and Non-performing Loans | Real estate — commercial mortgage
Financing Receivable, Past Due [Line Items]
Total loans	257	292
Total commercial loans | Total Past Due and Non-performing Loans | Real estate — construction
Financing Receivable, Past Due [Line Items]
Total loans	1	4
Total commercial loans | Total Past Due and Non-performing Loans | Commercial lease financing
Financing Receivable, Past Due [Line Items]
Total loans	10	8
Total consumer loans
Financing Receivable, Past Due [Line Items]
Total loans	30,032	32,369
Accrued interest	121	134
Total consumer loans | Non-performing Loans
Financing Receivable, Past Due [Line Items]
Total loans	195	193
Total consumer loans | Real estate — residential mortgage
Financing Receivable, Past Due [Line Items]
Total loans	18,732	19,886
Total consumer loans | Real estate — residential mortgage | Non-performing Loans
Financing Receivable, Past Due [Line Items]
Total loans	104	92
Total consumer loans | Home equity loans
Financing Receivable, Past Due [Line Items]
Total loans	5,703	6,358
Total consumer loans | Home equity loans | Non-performing Loans
Financing Receivable, Past Due [Line Items]
Total loans	80	89
Total consumer loans | Other consumer loans
Financing Receivable, Past Due [Line Items]
Total loans	4,644	5,167
Total consumer loans | Other consumer loans | Non-performing Loans
Financing Receivable, Past Due [Line Items]
Total loans	4	5
Total consumer loans | Credit cards
Financing Receivable, Past Due [Line Items]
Total loans	953	958
Total consumer loans | Credit cards | Non-performing Loans
Financing Receivable, Past Due [Line Items]
Total loans	7	7
Total consumer loans | Current
Financing Receivable, Past Due [Line Items]
Total loans	29,718	32,055
Total consumer loans | Current | Real estate — residential mortgage
Financing Receivable, Past Due [Line Items]
Total loans	18,593	19,766
Total consumer loans | Current | Home equity loans
Financing Receivable, Past Due [Line Items]
Total loans	5,593	6,232
Total consumer loans | Current | Other consumer loans
Financing Receivable, Past Due [Line Items]
Total loans	4,606	5,129
Total consumer loans | Current | Credit cards
Financing Receivable, Past Due [Line Items]
Total loans	926	928
Total consumer loans | 30-59 Days Past Due
Financing Receivable, Past Due [Line Items]
Total loans	60	67
Total consumer loans | 30-59 Days Past Due | Real estate — residential mortgage
Financing Receivable, Past Due [Line Items]
Total loans	21	20
Total consumer loans | 30-59 Days Past Due | Home equity loans
Financing Receivable, Past Due [Line Items]
Total loans	18	26
Total consumer loans | 30-59 Days Past Due | Other consumer loans
Financing Receivable, Past Due [Line Items]
Total loans	15	15
Total consumer loans | 30-59 Days Past Due | Credit cards
Financing Receivable, Past Due [Line Items]
Total loans	6	6
Total consumer loans | 60-89 Days Past Due
Financing Receivable, Past Due [Line Items]
Total loans	35	30
Total consumer loans | 60-89 Days Past Due | Real estate — residential mortgage
Financing Receivable, Past Due [Line Items]
Total loans	14	8
Total consumer loans | 60-89 Days Past Due | Home equity loans
Financing Receivable, Past Due [Line Items]
Total loans	7	8
Total consumer loans | 60-89 Days Past Due | Other consumer loans
Financing Receivable, Past Due [Line Items]
Total loans	10	9
Total consumer loans | 60-89 Days Past Due | Credit cards
Financing Receivable, Past Due [Line Items]
Total loans	4	5
Total consumer loans | 90 and Greater Days Past Due
Financing Receivable, Past Due [Line Items]
Total loans	24	24
Total consumer loans | 90 and Greater Days Past Due | Real estate — residential mortgage
Financing Receivable, Past Due [Line Items]
Total loans	0	0
Total consumer loans | 90 and Greater Days Past Due | Home equity loans
Financing Receivable, Past Due [Line Items]
Total loans	5	3
Total consumer loans | 90 and Greater Days Past Due | Other consumer loans
Financing Receivable, Past Due [Line Items]
Total loans	9	9
Total consumer loans | 90 and Greater Days Past Due | Credit cards
Financing Receivable, Past Due [Line Items]
Total loans	10	12
Total consumer loans | Total Past Due and Non-performing Loans
Financing Receivable, Past Due [Line Items]
Total loans	314	314
Total consumer loans | Total Past Due and Non-performing Loans | Real estate — residential mortgage
Financing Receivable, Past Due [Line Items]
Total loans	139	120
Total consumer loans | Total Past Due and Non-performing Loans | Home equity loans
Financing Receivable, Past Due [Line Items]
Total loans	110	126
Total consumer loans | Total Past Due and Non-performing Loans | Other consumer loans
Financing Receivable, Past Due [Line Items]
Total loans	38	38
Total consumer loans | Total Past Due and Non-performing Loans | Credit cards
Financing Receivable, Past Due [Line Items]
Total loans	$ 27	$ 30